Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of inventory

	2022	2021

Total Inventories	236,117	202,553

Inventories	248,768	214,605
Mobile handsets and tablets	138,951	140,934
Accessories and prepaid cards	78,330	53,791
TIM chips	31,487	19,880

Losses on adjustment to realizable amount	(12,651)	(12,052)